Income Tax - Schedule of Federal Income Tax (Details) (USD $)	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013
Income Tax Disclosure [Abstract]
Income tax benefit computed at the statutory rate	$ 702,367	$ 6,718
Stock-based compensation	(634,544)
Change in valuation allowance	(67,823)	(6,718)
Provision for income taxes